STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ 31,888	$ 111	$ 235,351	$ 4,628	$ (208,202)
Balance, shares at Dec. 31, 2013		41,002,113
Options exercised	1,423	$ 1	1,422
Options exercised, shares		389,289
Issuance of shares, net	70,718	$ 21	70,697
Issuance of shares, net, shares		7,263,090
Issuance of shares in respect to Termination and Equity Conversion Agreement	12,954	$ 4	12,950
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares		1,600,000
Stock-based compensation relating to options and warrants issued to non-employees	361		361
Stock-based compensation relating to options issued to employees and directors	3,272		$ 3,272
Other comprehensive loss from marketable securities	(3,547)			$ (3,547)
Other comprehensive income from foreign currency derivative contracts	141			$ 141
Net loss	(11,094)				$ (11,094)
Balance at Dec. 31, 2014	$ 106,116	$ 137	$ 324,053	$ 1,222	$ (219,296)
Balance, shares at Dec. 31, 2014	50,254,492	50,254,492
Options exercised	$ 539	$ 1	538
Options exercised, shares		205,910
Stock-based compensation relating to options and warrants issued to non-employees	142		142
Stock-based compensation relating to options issued to employees and directors	1,571		$ 1,571
Other comprehensive loss from marketable securities	(57)			$ (57)
Other comprehensive income from foreign currency derivative contracts	54			$ 54
Net loss	(12,951)				$ (12,951)
Balance at Jun. 30, 2015	$ 95,414	$ 138	$ 326,304	$ 1,219	$ (232,247)
Balance, shares at Jun. 30, 2015	50,460,402	50,460,402